Insurance Contracts - Summary of Reinsurance Income And Contractual Service Margin For Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	₩ 10,295,693	$ 7,975,160	₩ 9,550,101	[1]	₩ 16,107,858	[2]
Profit or loss recognized related to service received	1,245,076		1,094,389
Reinsurance contract held
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	0		0
Effect of new contracts	242		136
Reinsurance service result	25,350		(10,785)
Reinsurance finance income and expenses	47,713		(53,099)
Reinsurance contract held | Contractual service margin
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	139,807		(80,202)
Effect of new contracts	(35,401)		(11,030)
Reinsurance service result	104,306		(97,672)
Reinsurance finance income and expenses	(2,238)		244
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	6,205,471		5,567,717
Reinsurance service result	(1,277,779)		(1,243,884)
Reinsurance finance income and expenses	5,061,675		(7,563,774)
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | Contracts applying the fair value approach
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(65,600)		(65,299)
Beginning contractual service margin	95,645		57,423
Profit or loss recognized related to service received	(13,832)		(7,547)
Changes in estimations adjusting contractual service margin	84,818		44,191
Effect of new contracts	0		0
Reinsurance service result	70,986		36,644
Reinsurance finance income and expenses	4,265		1,578
Ending contractual service margin	170,896		95,645		57,423
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | All other contracts
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(92,155)		(67,442)
Beginning contractual service margin	(180,767)		(44,935)
Profit or loss recognized related to service received	13,732		1,107
Changes in estimations adjusting contractual service margin	54,990		(124,393)
Effect of new contracts	(35,401)		(11,030)
Reinsurance service result	33,321		(134,316)
Reinsurance finance income and expenses	(6,496)		(1,516)
Ending contractual service margin	(153,942)		(180,767)		(44,935)
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | Contractual service margin
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(157,755)		(132,741)
Beginning contractual service margin	(85,122)		12,488
Profit or loss recognized related to service received	(100)		(6,440)
Changes in estimations adjusting contractual service margin	139,808		(80,202)
Effect of new contracts	(35,401)		(11,030)
Reinsurance service result	104,307		(97,672)
Reinsurance finance income and expenses	(2,231)		62
Ending contractual service margin	₩ 16,954		₩ (85,122)		₩ 12,488

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.